UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total	Common Share	Additional Paid-In Capital	Loan from Shareholder	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation Reserve	Non- controlling Interest
Beginning balance	$ 7,242,000	$ 7,177,000	$ 10,000	$ 11,708,000	$ 10,681,000	$ (15,219,000)	$ (15,000)	$ 12,000	$ 65,000
Beginning balance (in shares) at Dec. 31, 2020			500,000,000
Repayment of loan from shareholder	(568,000)	(568,000)			(568,000)
Share-based compensation	169,000	169,000		169,000
Net income (loss)	(296,000)	(293,000)				(293,000)			(3,000)
Other comprehensive loss	(44,000)	(41,000)					(35,000)	(6,000)	(3,000)
Ending balance (in shares) at Sep. 30, 2021			500,000,000
Ending balance at Sep. 30, 2021	6,503,000	6,444,000	$ 10,000	11,877,000	10,113,000	(15,512,000)	(50,000)	6,000	59,000
Beginning balance	6,503,000	6,444,000	10,000	11,877,000	10,113,000	(15,512,000)	(50,000)	6,000	59,000
Beginning balance	8,033,000	7,975,000	$ 11,000	23,487,000	0	(15,469,000)	(57,000)	3,000	58,000
Beginning balance (in shares) at Dec. 31, 2021			531,845,744
Proceeds from issuance of equity instruments (in shares)			13,227,702
Proceeds from issuance of equity instruments	142,000	142,000		142,000
Share-based compensation	137,000	137,000		137,000
Net income (loss)	778,000	780,000				780,000			(2,000)
Other comprehensive loss	$ (9,000)	6,000					20,000	(14,000)	(15,000)
Ending balance (in shares) at Sep. 30, 2022	531,846,000		545,073,446
Ending balance at Sep. 30, 2022	$ 9,081,000	9,040,000	$ 11,000	23,766,000	0	(14,689,000)	(38,000)	(11,000)	41,000
Beginning balance	$ 9,081,000	$ 9,040,000	$ 11,000	$ 23,766,000	$ 0	$ (14,689,000)	$ (38,000)	$ (11,000)	$ 41,000